Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Foreign currency translation reserve [Member]	Equity compensation reserve [Member]	Accumulated losses [Member]
Beginning balance at Jun. 30, 2022	$ 203,699	$ 254,273	$ (10,193)	$ 5,755	$ (46,136)
Changes in equity
Loss for the year	(6,391)	0	0	0	(6,391)
Other comprehensive income
Foreign currency translation differences on foreign operations	(2,523)	0	(2,523)	0	0
Total other comprehensive income	(2,523)	0	(2,523)	0	0
Total comprehensive income for the year	(8,914)	0	(2,523)	0	(6,391)
Share-based payments
Share based payments expensed/capitalized	2,626	0	0	2,626	0
Fair value of performance rights vested	0	1,103	0	(1,103)	0
Share issue costs	(12)	(12)	0	0	0
Ending balance at Jun. 30, 2023	197,399	255,364	(12,716)	7,278	(52,527)
Changes in equity
Loss for the year	(7,825)	0	0	0	(7,825)
Other comprehensive income
Foreign currency translation differences on foreign operations	(45)	0	(45)	0	0
Total other comprehensive income	(45)	0	(45)	0	0
Total comprehensive income for the year	(7,870)	0	(45)	0	(7,825)
Share-based payments
Share based payments expensed/capitalized	4,277	0	0	4,277	0
Fair value of performance rights vested	0	1,892	0	(1,892)	0
Share issue costs	(780)	(780)	0	0	0
Shares issued from capital raise	25,141	25,141	0	0	0
Options exercised	54	54	0	0	0
Ending balance at Jun. 30, 2024	218,221	281,671	(12,761)	9,663	(60,352)
Changes in equity
Loss for the year	(9,554)	0	0	0	(9,554)
Other comprehensive income
Foreign currency translation differences on foreign operations	(269)	0	(269)	0	0
Total other comprehensive income	(269)	0	(269)	0	0
Total comprehensive income for the year	(9,823)	0	(269)	0	(9,554)
Share-based payments
Share based payments expensed/capitalized	6,106	0	0	6,106	0
Fair value of performance rights vested	0	5,186	0	(5,186)	0
Share issue costs	(618)	(618)	0	0	0
Shares issued from capital raise	16,412	16,412	0	0	0
Options exercised	0	0	0	0	0
Ending balance at Jun. 30, 2025	230,298	302,651	(13,030)	10,583	(69,906)
Changes in equity
Loss for the year	(4,070)	0	0	0	(4,070)
Other comprehensive income
Foreign currency translation differences on foreign operations	207	0	207	0	0
Total other comprehensive income	207	0	207	0	0
Total comprehensive income for the year	(3,863)	0	207	0	(4,070)
Share-based payments
Share based payments expensed/capitalized	1,707	0	0	1,707	0
Fair value of performance rights vested	0	4,770	0	(4,770)	0
Share issue costs	(99)	(99)	0	0	0
Shares issued from capital raise	2,176	2,176	0	0	0
Options exercised	0	0	0	0	0
Ending balance at Dec. 31, 2025	$ 230,219	$ 309,498	$ (12,823)	$ 7,520	$ (73,976)